Other income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other income (expense), net
Loss on disposal of assets	$ (548)	$ (4,705)
Gain (loss) on investment	21,953	(2,093)
Gain (loss) on extinguishment of debt	205	(21,344)
Other income (expense), net	1,987	(172)
Total other expense, net	$ 23,597	$ (28,314)